Benefit Plans (Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	$ 842,525	$ 782,795
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	850,020	769,704
Benefit obligation in excess of plan assets	(7,495)	13,091
Indianapolis Power And Light Company
Entity Information [Line Items]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	842,525	782,795
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	850,020	769,704
Benefit obligation in excess of plan assets	$ (7,495)	$ 13,091